NOTE 19 - Cost of Revenues: Schedule of Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Cost of revenues
	For the year ended December 31,
	2025	2024
Wage and salaries	3,327	2,312
Share based compensation	40	110
Materials	1,265	967
Subcontractors	7,885	6,864
Depreciation and amortization	765	518
Exporting	363	100
Office maintenance, communication, travel and others	387	375
Total	14,032	11,246